RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 1,778,175	$ 1,867,459
Ning Ding [Member]
Related Party Transaction [Line Items]
Total	1,497,596	1,350,349
Kai Huang [Member]
Related Party Transaction [Line Items]
Total	136,999	140,847
Shenzhen Qianhaishi Micro Science Co [Member]
Related Party Transaction [Line Items]
Total		84,508
Ning Ding 1 [Member]
Related Party Transaction [Line Items]
Total		140,847
Ning Ding 2 [Member]
Related Party Transaction [Line Items]
Total	89,540	93,382
Zhong Jin Ke Fastener C O [Member]
Related Party Transaction [Line Items]
Total	51,320	52,762
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total	290	3,034
Kai Ding [Member]
Related Party Transaction [Line Items]
Total	$ 2,430	$ 1,730